UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03595

Name of Fund: BlackRock Healthcare Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Healthcare Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2012

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Healthcare Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology — 14.2%
3SBio, Inc. - ADR (a)	79,100	$1,273,510
Achillion Pharmaceuticals, Inc. (a)	41,600	308,256
Acorda Therapeutics, Inc. (a)	118,000	3,351,200
Alexion Pharmaceuticals, Inc. (a)	62,424	3,545,683
Amgen, Inc.	94,700	5,180,090
Ariad Pharmaceuticals, Inc. (a)	50,000	594,500
Biogen Idec, Inc. (a)	54,200	5,521,354
BioMarin Pharmaceutical, Inc. (a)	43,200	1,349,136
Celgene Corp. (a)	99,200	5,882,560
Gilead Sciences, Inc. (a)	127,400	5,396,664
Human Genome Sciences, Inc. (a)	130,600	2,743,906
Momenta Pharmaceutical, Inc. (a)	75,700	1,336,862
NPS Pharmaceuticals, Inc. (a)	114,700	1,108,002
Rigel Pharmaceuticals, Inc. (a)	23,000	199,870
United Therapeutics Corp. (a)	32,900	1,887,802
Vertex Pharmaceuticals, Inc. (a)	43,941	2,278,781
		41,958,176
Diversified Consumer Services — 0.3%
Stewart Enterprises, Inc., Class A	108,100	751,295
Health Care Equipment & Supplies — 19.1%
Baxter International, Inc.	140,200	8,155,434
C.R. Bard, Inc.	21,200	2,092,016
China Kanghui Holdings, Inc. - ADR (a)	12,600	274,554
The Cooper Cos., Inc.	83,400	6,379,266
Covidien Plc	91,400	4,642,206
DENTSPLY International, Inc.	58,600	2,220,354
GN Store Nord A/S	88,900	804,550
Hill-Rom Holdings, Inc.	84,300	3,143,547
Hologic, Inc. (a)	350,400	6,506,928
Masimo Corp.	47,100	1,308,438
Medtronic, Inc.	97,200	3,504,060
Mindray Medical International Ltd. - ADR (b)	99,100	2,683,628
Nobel Biocare Holding AG	30,600	585,387
Sirona Dental Systems, Inc. (a)	17,000	859,860
Smith & Nephew Plc	116,400	1,224,464
St. Jude Medical, Inc.	108,700	5,054,550
Stryker Corp.	54,600	2,966,964
Teleflex, Inc.	15,000	903,450
Wright Medical Group, Inc. (a)(b)	78,900	1,233,996
Zimmer Holdings, Inc. (a)	28,100	1,686,562
		56,230,214
Health Care Providers & Services — 30.1%
Aetna, Inc.	207,800	8,621,622
AmerisourceBergen Corp.	164,300	6,294,333
CIGNA Corp.	38,100	1,896,237
Cardinal Health, Inc.	188,600	8,253,136
DaVita, Inc. (a)	94,000	7,852,760
Express Scripts, Inc. (a)	59,800	3,244,748

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
Fresenius Medical Care AG & Co.	73,200	$5,617,872
Henry Schein, Inc. (a)	116,600	7,749,236
Humana, Inc.	39,700	2,960,826
Laboratory Corp. of America Holdings (a)	75,400	6,843,304
McKesson Corp.	89,100	7,227,792
Medco Health Solutions, Inc. (a)	137,100	8,620,848
Patterson Cos., Inc.	27,800	857,352
UnitedHealth Group, Inc.	215,700	10,705,191
WellPoint, Inc.	31,533	2,130,054
		88,875,311
Life Sciences Tools & Services — 2.9%
Agilent Technologies, Inc. (a)	54,400	2,293,504
Life Technologies Corp. (a)	84,000	3,782,520
ShangPharma Corp. - ADR (a)	30,600	361,080
Thermo Fisher Scientific, Inc. (a)	36,600	2,199,294
		8,636,398
Machinery — 1.4%
Pall Corp.	85,100	4,219,258
Pharmaceuticals — 25.3%
Abbott Laboratories	82,200	4,218,504
Allergan, Inc.	128,600	10,456,466
Auxilium Pharmaceuticals, Inc. (a)	39,500	740,230
Bristol-Myers Squibb Co.	214,800	6,156,168
Elan Corp. Plc - ADR (a)	175,700	1,943,242
Eli Lilly & Co.	55,400	2,121,820
Forest Laboratories, Inc. (a)	84,900	3,146,394
GlaxoSmithKline Plc	51,600	1,150,429
GlaxoSmithKline Plc - ADR	17,000	755,140
Hospira, Inc. (a)	71,100	3,634,632
Ironwood Pharmaceuticals, Inc. (a)	50,200	750,490
Johnson & Johnson	120,500	7,807,195
Merck & Co., Inc.	178,500	6,092,205
Merck KGaA	23,800	2,540,074
Pfizer, Inc.	523,300	10,068,292
Roche Holding AG	22,800	4,091,365
Shire Plc - ADR	32,200	3,348,800
Watson Pharmaceuticals, Inc. (a)	81,500	5,471,095
		74,492,541
Total Long-Term Investments (Cost – $253,428,570) – 93.3%		275,163,193

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
USD	US Dollar

BLACKROCK HEALTHCARE FUND, INC.	JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock Healthcare Fund, Inc.
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.07% (c)(d)	18,088,460	$18,088,460

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.09% (c)(d)(e)	$1,363	1,362,501
Total Short-Term Securities (Cost – $19,450,961) – 6.6%		19,450,961
Total Investments Before Outstanding Options Written (Cost – $272,879,531*) – 99.9%		294,614,154

Options Written	Contracts
Exchange-Traded Call Options — (0.1)%
AmerisourceBergen Corp., Strike Price USD 39.00, Expires 8/20/11	820	(59,450)
Medco Health Solutions, Inc., Strike Price USD 64.00, Expires 8/20/11	69	(74,543)
UnitedHealth Group, Inc., Strike Price USD 50.00, Expires 8/20/11	215	(25,800)
		(159,793)
Exchange-Traded Put Options — (0.0)%
AmerisourceBergen Corp., Strike Price USD 38.00, Expires 8/20/11	397	(39,700)
Total Options Written (Premiums Received – ($269,504) – (0.1)%		(199,493)
Total Investments, Net of Outstanding Options Written– 99.8%		294,414,661
Other Assets Less Liabilities – 0.2%		493,749
Net Assets – 100.0%		$294,908,410

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$274,126,590
Gross unrealized appreciation	$30,601,519
Gross unrealized depreciation	(10,113,955)
Net unrealized appreciation	$20,487,564

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at April 30, 2011	Net Activity	Shares/ Beneficial Interest Held at July 31, 2011	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	18,370,482	(282,022)	18,088,460	$3,584
BlackRock Liquidity Series, LLC Money Market Series	$468,000	$894,501	$1,362,501	$1,827

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2	BLACKROCK HEALTHCARE FUND, INC.	JULY 31, 2011

Schedule of Investments (concluded)	BlackRock Healthcare Fund, Inc.

•	Foreign currency exchange contracts as of July 31, 2011 were as follows:

Currency				Settlement	Unrealized Appreciation
Purchased		Currency Sold	Counterparty	Date	(Depreciation)
CHF	29,000 USD	36,182	UBS AG	8/02/11	$664
EUR	738,000 USD	1,045,642	Citibank NA	10/07/11	13,121
GBP	95,000 USD	153,251	Citibank NA	10/07/11	2,578
USD	4,389,986 CHF	3,676,000	Citibank NA	10/07/11	(285,156)
USD	36,202 CHF	29,000	UBS AG	10/07/11	(680)
			Deutsche Bank
USD	785,289 DKK	4,100,000	Securities Inc.	10/07/11	(4,262)
USD	212,600 EUR	150,000	Citibank NA	10/07/11	(2,596)
			Deutsche Bank
USD	9,204,621 EUR	6,446,000	Securities Inc.	10/07/11	(43,059)
USD	2,385,336 GBP	1,492,000	Citibank NA	10/07/11	(61,996)
Total					$(381,386)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$41,958,176	—	—	$41,958,176
Diversified Consumer Services	751,295	—	—	751,295
Health Care Equipment & Supplies	53,615,813	$2,614,401	—	56,230,214
Health Care Providers & Services	83,257,439	5,617,872	—	88,875,311
Life Sciences Tools & Services	8,636,398	—	—	8,636,398
Machinery	4,219,258	—	—	4,219,258
Pharmaceuticals	66,710,673	7,781,868	—	74,492,541
Short-Term Securities	18,088,460	1,362,501		19,450,961
Total	$277,237,512	$17,376,642	—	$294,614,154

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$16,363	—	$16,363
Liabilities:
Foreign currency exchange contracts		(397,749)	—	(397,749)
Equity contracts	$(124,950)	(74,543)	—	(199,493)
Total	$(124,950)	$(455,929)	—	$(580,879)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Effective September 12, 2011, the Fund merged into BlackRock Health Sciences Opportunities Portfolio.

3	BLACKROCK HEALTHCARE FUND, INC.	JULY 31, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Healthcare Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Healthcare Fund, Inc.

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Healthcare Fund, Inc.

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Healthcare Fund, Inc.

Date: September 26, 2011